Time Charters Acquired (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Fair value of the favorable time charter acquired				$ 20,000
Amortization of Intangible Assets	$ 3,594	$ 3,614
Finite Lived Intangible Assets Net	8,920		$ 12,514
Lena River
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 3,594	$ 3,614